Investments (Details 8) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) security	Dec. 31, 2014 USD ($) security
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Total	$ 300,152
Unrealized losses on securities in a continuous unrealized loss position
Total gross unrealized losses as a percentage of the aggregate fair value of the related securities	6.00%	3.00%
Percentage of gross unrealized losses in a continuous loss position for less than twelve months	90.00%	77.00%
Number of individual securities comprising total gross unrealized losses | security	228	96
Fixed maturity securities
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	$ 288,792	$ 100,533
Fair value of securities in a continuous unrealized loss position, 12 months or more	11,360	5,821
Fair value of securities in a continuous unrealized loss position, Total	300,152	106,354
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(18,416)	(2,328)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(1,939)	(429)
Unrealized losses on securities in a continuous unrealized loss position, Total	(20,355)	(2,757)
Fixed maturity securities | States, municipalities and political subdivisions
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months		1,889
Fair value of securities in a continuous unrealized loss position, 12 months or more		0
Fair value of securities in a continuous unrealized loss position, Total		1,889
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months		(1)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more		0
Unrealized losses on securities in a continuous unrealized loss position, Total		(1)
Fixed maturity securities | Residential mortgage-backed
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	5,820	0
Fair value of securities in a continuous unrealized loss position, 12 months or more	522	526
Fair value of securities in a continuous unrealized loss position, Total	6,342	526
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(91)	0
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(9)	(12)
Unrealized losses on securities in a continuous unrealized loss position, Total	(100)	(12)
Fixed maturity securities | Corporate
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	282,972	98,644
Fair value of securities in a continuous unrealized loss position, 12 months or more	10,838	5,295
Fair value of securities in a continuous unrealized loss position, Total	293,810	103,939
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(18,325)	(2,327)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(1,930)	(417)
Unrealized losses on securities in a continuous unrealized loss position, Total	(20,255)	(2,744)
Equity securities | Non-redeemable preferred stocks
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	16,307	1,417
Fair value of securities in a continuous unrealized loss position, 12 months or more	4,573	4,454
Fair value of securities in a continuous unrealized loss position, Total	20,880	5,871
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(330)	(14)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(139)	(259)
Unrealized losses on securities in a continuous unrealized loss position, Total	$ (469)	$ (273)